Secured Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Convertible Promissory Note, Short-Term Bank Loans, Net & Secured Loans [Abstract]
Schedule of secured loans
Bank name	Aggregated Principal	As of September 30, 2017	Shareholders and related parties
	(Unaudited)	(Unaudited)
Tianshan Rural Commercial Bank	$8,264,587	$6,754,203	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,502,652	1,502,652	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,456,100	3,456,100	General manager of the Company and non-controlling shareholders of the Company
	$13,223,339	$11,712,955

Bank name	Aggregated Principal	As of December 31, 2016	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,639,593	$2,879,864	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,439,932	1,439,932	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,311,845	3,311,845	General manager of the Company and non-controlling shareholders of the Company
	$13,391,370	$7,631,641

			December 31,	December 31,
Lender name	Interest rate	Term	2016	2015
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 12.0%	From May 29, 2015 to May 28, 2016	$-	$9,365,806
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.5%	From October 29, 2015 to Oct 28, 2016	-	15,373,476
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	14,370,526	-
Less unamortized financing cost			(215,558)
			$14,154,968	$24,739,282